Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Weighted-Average Assumptions	The weighted-average assumptions the Company used in the option pricing model for 2021 are as follows:

Dividend yield (%)	0
Expected volatility (%)	46.5
Risk-free interest rate (%)	1.26
Term (in years)	5.00
Discount for lack of marketability (%)	30

Summary of Incentive Unit Activity for the Period
Incentive Unit activity under the Plan for the period from January 1, 2022 to June 30, 2023 was as follows:

	Time-Vesting Incentive Units		Exit-Vesting Incentive Units
	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
Unvested as of January 1, 2022	242,424	$0.15	80,808	$0.11
Granted	—	—	—	—
Vested	80,808	0.11	—	—
Forfeited	—	—	—	—

Unvested as of December 31, 2022	161,616	$0.17	80,808	$0.11
Granted	—	—	—	—
Vested	—	—	—	—
Forfeited	—	—	—	—

Unvested as of June 30, 2023	161,616	$0.17	80,808	$0.11

Summary of Restricted Stock Unit Activity for the Period
The following is a summary of RSU activity for the period ended June 30, 2023:

	Management Awards		Employee Awards
	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
Unvested as of December 31, 2022	—	$—	—	$—
Granted	6,581,496	9.76	2,234,750	4.56
Forfeited	—	—	—	—
Vested	(2,400,354)	9.00	—	—

Unvested as of June 30, 2023	4,181,142	$10.19	2,234,750	$4.56

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Weighted-Average Assumptions	The weighted-average assumptions the Company used in the option pricing model for 2021 are as follows:

Dividend yield (%)	0
Expected volatility (%)	46.5
Risk-free interest rate (%)	1.26
Term (in years)	5.00
Discount for lack of marketability (%)	30

Summary of Incentive Unit Activity for the Period
Incentive Unit activity under the Plan for the period from January 1, 2022 to December 31, 2022 was as follows:

	Time-Vesting Incentive Units		Exit-Vesting Incentive Units
	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
Unvested as of January 1, 2022	242,424	$0.15	80,808	$0.11
Granted	—	—	—	—
Vested	80,808	0.11	—	—
Forfeited	—	—	—	—

Unvested as of December 31, 2022	161,616	$0.17	80,808	$0.11